Label	Element	Value
CAPITAL GROUP EMERGING MARKETS TOTAL OPPORTUNITIES FUND®
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001527972_SupplementTextBlock
Capital Group Emerging Markets Total Opportunities Fund® Prospectus Supplement January 25, 2019 (for prospectus dated January 1, 2019)

Risk/Return [Heading]	rr_RiskReturnHeading	CAPITAL GROUP EMERGING MARKETS TOTAL OPPORTUNITIES FUND®
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart in the “Investment results” section of the prospectus is being amended as follows to correct a formatting issue that only appears in the 485BPOS file on the SEC.gov site:
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class F-3 shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this period were:

Highest 8.24% (quarter ended March 31, 2017)

Lowest -10.28% (quarter ended September 30, 2015)

The fund's total return for the nine months ended September 30, 2018, was -8.36%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's total return for the nine months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(8.36%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.28%)
CAPITAL GROUP EMERGING MARKETS TOTAL OPPORTUNITIES FUND® | Class F-3
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2013	rr_AnnualReturn2013	(4.23%)
Annual Return 2014	rr_AnnualReturn2014	(3.12%)
Annual Return 2015	rr_AnnualReturn2015	(11.03%)
Annual Return 2016	rr_AnnualReturn2016	8.40%
Annual Return 2017	rr_AnnualReturn2017	18.81%